                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE INVESTMENT SERIES
                          GT GLOBAL MONEY MARKET FUND
                        GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                     GT GLOBAL VARIABLE INTERNATIONAL FUND
                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                      GT GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                    GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                     GT GLOBAL VARIABLE LATIN AMERICA FUND
                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                        Supplement dated August 16, 1999
                      to the Prospectus dated May 3, 1999,
            as revised June 22, 1999 and supplemented August 3, 1999


The section entitled "FUND MANAGEMENT - NATURAL RESOURCES FUND" on page 36 of the prospectus should be deleted in its entirety and replaced with the following:

                            "NATURAL RESOURCES FUND

                      Responsibilities for                                 Business Experience
  Name/Office               the Fund                                   During the Past Five Years
  -----------         --------------------                             --------------------------
 Derek H. Webb          Portfolio Manager        Portfolio Manager since 1994 and Analyst from 1992 to 1994, INVESCO
                           since 1995            (NY), Inc.

 Roger Mortimer         Portfolio Manager        Portfolio Manager since 1997 and Assistant Portfolio Manager from 1995
                           since 1999            to 1997.

 Michael Yellen         Portfolio Manager        Portfolio Manager since 1996, INVESCO (NY), Inc. Mr. Yellen has been
                           since 1999            associated with AIM and/or its affiliates since 1994.

 Derek S. Izuel         Portfolio Manager        Mr. Izuel has been  associated  with AIM and/or its affiliates since
                           since 1999            1997. From 1995 to 1997 he was a full time student at the University of  Michigan. From 1991 to 1995 he was a software engineer with Bank of America."

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE INVESTMENT SERIES
                          GT GLOBAL MONEY MARKET FUND
                        GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                     GT GLOBAL VARIABLE INTERNATIONAL FUND
                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                      GT GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                    GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                     GT GLOBAL VARIABLE LATIN AMERICA FUND
                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                        Supplement dated August 16, 1999
                      to the Prospectus dated May 3, 1999
         as supplemented May 21, 1999, June 22, 1999 and August 3, 1999


The section entitled "FUND MANAGEMENT - NATURAL RESOURCES FUND" on page 36 of the prospectus should be deleted in its entirety and replaced with the following:
                            "NATURAL RESOURCES FUND

                      Responsibilities for                               Business Experience
   Name/Office             the Fund                                   During the Past 5 Years
   -----------        --------------------                            -----------------------
  Derek H. Webb         Portfolio Manager        Portfolio  Manager since 1994 and Analyst from 1992 to 1994, INVESCO
                           since 1995            (NY), Inc.

  Roger Mortimer        Portfolio Manager        Portfolio Manager since 1997 and Assistant Portfolio Manager from 1995
                           since 1999            to 1997.

  Michael Yellen        Portfolio Manager        Portfolio Manager since 1996, INVESCO (NY), Inc. Mr. Yellen has been
                           since 1999            associated with AIM and/or its affiliates since 1994.

  Derek S. Izuel        Portfolio Manager        Mr. Izuel has been associated with AIM and/or its affiliates since
                           since 1999            1997. From 1995 to 1997 he was a full time  student at the University of  Michigan. From 1991 to 1995 he was a software engineer with Bank of America."